Schedule of Investments(a)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–48.19%
Advertising–0.34%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$9,923,000	$12,159,210
Lamar Media Corp., 3.75%, 02/15/2028	7,225,000	7,310,797
		19,470,007
Aerospace & Defense–0.18%
Boeing Co. (The), 2.75%, 02/01/2026	9,233,000	9,473,854
L3Harris Technologies, Inc., 3.85%, 12/15/2026	600,000	692,108
Northrop Grumman Corp., 3.25%, 01/15/2028	300,000	338,856
		10,504,818
Airlines–1.48%
American Airlines Pass-Through Trust,
Series 2017-1, Class B, 4.95%, 02/15/2025	1,776,075	1,276,762
Series 2017-2, Class B, 3.70%, 10/15/2025	2,212,561	1,485,362
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	3,280,372	2,893,750
Delta Air Lines Pass-Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	1,829,000	1,791,799
Series 2020-1, Class AA, 2.00%, 06/10/2028	7,727,000	7,683,826
Delta Air Lines, Inc.,
2.60%, 12/04/2020	8,050,000	8,050,009
7.38%, 01/15/2026	800,000	900,286
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	8,910,000	9,413,674
4.75%, 10/20/2028(b)	15,498,000	16,706,731
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class B, 7.50%, 11/10/2023(b)	13,462,345	10,164,071
Southwest Airlines Co., 5.25%, 05/04/2025	98,000	111,857
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	15,453,000	16,494,936
Series 2018-1, Class AA, 3.50%, 03/01/2030	7,482,114	7,225,890
		84,198,953
Alternative Carriers–0.04%
CenturyLink, Inc., 4.00%, 02/15/2027(b)	2,479,000	2,566,062
	Principal Amount	Value
Apparel Retail–0.15%
Ross Stores, Inc.,
0.88%, 04/15/2026	$4,266,000	$4,230,842
4.70%, 04/15/2027	1,714,000	2,025,477
1.88%, 04/15/2031	2,210,000	2,232,607
		8,488,926
Asset Management & Custody Banks–0.51%
Apollo Management Holdings L.P.,
4.00%, 05/30/2024(b)	4,589,000	5,060,513
2.65%, 06/05/2030(b)	573,000	576,634
4.95%, 01/14/2050(b)(c)	10,746,000	10,979,716
Bank of New York Mellon Corp. (The), Series G, 4.70%(c)(d)	8,827,000	9,665,565
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	2,279,000	2,940,325
		29,222,753
Automobile Manufacturers–1.32%
Ford Motor Co., 9.00%, 04/22/2025	212,000	257,901
Ford Motor Credit Co. LLC,
5.09%, 01/07/2021	10,989,000	11,043,945
3.81%, 10/12/2021	8,681,000	8,802,534
5.60%, 01/07/2022	6,197,000	6,390,656
3.09%, 01/09/2023	6,107,000	6,141,352
5.58%, 03/18/2024	600,000	645,060
3.38%, 11/13/2025	4,520,000	4,546,894
4.00%, 11/13/2030	786,000	795,825
General Motors Co., 4.88%, 10/02/2023	370,000	409,362
General Motors Financial Co., Inc., 1.08% (3 mo. USD LIBOR + 0.85%), 04/09/2021(e)	6,385,000	6,392,999
Hyundai Capital America,
2.38%, 02/10/2023(b)	2,704,000	2,789,898
5.75%, 04/06/2023(b)	9,165,000	10,179,083
4.30%, 02/01/2024(b)	4,726,000	5,161,633
5.88%, 04/07/2025(b)	4,874,000	5,742,897
Volkswagen Group of America Finance LLC (Germany),
3.20%, 09/26/2026(b)	613,000	677,511
1.63%, 11/24/2027(b)	5,431,000	5,439,537
		75,417,087
Automotive Retail–0.02%
Advance Auto Parts, Inc., 3.90%, 04/15/2030	750,000	862,978
Biotechnology–0.59%
AbbVie, Inc.,
2.30%, 11/21/2022	14,367,000	14,878,685
2.60%, 11/21/2024	17,459,000	18,670,383
		33,549,068

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Brewers–0.19%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.65%, 02/01/2026	$485,000	$548,321
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
3.50%, 06/01/2030	3,808,000	4,405,933
4.50%, 06/01/2050	4,856,000	6,097,348
		11,051,602
Broadcasting–0.35%
Discovery Communications LLC,
5.20%, 09/20/2047	365,000	464,591
4.00%, 09/15/2055(b)	14,849,000	16,540,098
Fox Corp., 3.50%, 04/08/2030	2,241,000	2,552,466
ViacomCBS, Inc., 3.50%, 01/15/2025	275,000	300,797
		19,857,952
Building Products–0.55%
Carrier Global Corp.,
2.24%, 02/15/2025(b)	10,550,000	11,087,891
2.72%, 02/15/2030(b)	10,827,000	11,563,467
Owens Corning, 4.20%, 12/01/2024	500,000	555,982
Standard Industries, Inc., 3.38%, 01/15/2031(b)	8,271,000	8,312,355
		31,519,695
Cable & Satellite–0.69%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031(b)	2,888,000	2,999,621
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.46%, 07/23/2022 (Acquired 07/09/2015; Cost $265,000)(f)	265,000	280,175
4.91%, 07/23/2025 (Acquired 07/09/2015; Cost $260,000)(f)	260,000	301,139
3.85%, 04/01/2061 (Acquired 11/19/2020; Cost $6,710,073)(f)	6,718,000	6,920,077
Comcast Corp.,
3.95%, 10/15/2025	3,643,000	4,178,798
4.60%, 10/15/2038	4,682,000	6,196,014
3.40%, 07/15/2046	500,000	581,725
2.80%, 01/15/2051	6,875,000	7,222,728
Cox Communications, Inc.,
3.35%, 09/15/2026(b)	2,223,000	2,485,704
1.80%, 10/01/2030(b)	3,094,000	3,107,198
2.95%, 10/01/2050(b)	4,688,000	4,844,092
DISH DBS Corp., 5.88%, 11/15/2024	290,000	308,850
		39,426,121
Casinos & Gaming–0.00%
Studio City Finance Ltd. (Macau), 7.25%, 02/11/2024(b)	200,000	209,063
	Principal Amount	Value
Commodity Chemicals–0.11%
Alpek S.A.B. de C.V. (Mexico), 4.50%, 11/20/2022(b)	$300,000	$315,603
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	5,674,000	5,734,003
		6,049,606
Construction & Engineering–0.01%
Bioceanico Sovereign Certificate Ltd. (Cayman Islands), 0.00%, 06/05/2034(b)(g)	149,047	110,667
Rutas 2 and 7 Finance Ltd., 0.00%, 09/30/2036(b)(g)	240,000	175,800
		286,467
Construction Machinery & Heavy Trucks–0.15%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	4,531,000	4,576,310
Ashtead Capital, Inc. (United Kingdom), 4.00%, 05/01/2028(b)	3,852,000	4,054,230
		8,630,540
Consumer Finance–0.02%
Discover Bank, 3.45%, 07/27/2026	335,000	374,617
Synchrony Financial, 4.50%, 07/23/2025	670,000	754,010
		1,128,627
Copper–0.33%
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027	8,563,000	9,106,922
4.13%, 03/01/2028	3,918,000	4,131,041
4.38%, 08/01/2028	4,658,000	4,986,040
5.40%, 11/14/2034	385,000	477,640
		18,701,643
Data Processing & Outsourced Services–0.20%
PayPal Holdings, Inc.,
2.65%, 10/01/2026	6,045,000	6,604,344
2.85%, 10/01/2029	4,189,000	4,666,238
		11,270,582
Department Stores–0.00%
Falabella S.A. (Chile), 3.75%, 10/30/2027(b)	200,000	214,579
Distillers & Vintners–0.02%
Constellation Brands, Inc.,
4.65%, 11/15/2028	700,000	852,520
2.88%, 05/01/2030	92,000	100,994
		953,514
Distributors–0.16%
Genuine Parts Co., 1.88%, 11/01/2030	9,052,000	8,998,163
Diversified Banks–6.57%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	20,285,000	22,090,568
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Australia & New Zealand Banking Group Ltd. (Australia),
2.57%, 11/25/2035(b)(c)	$6,431,000	$6,564,339
6.75%(b)(c)(d)	5,347,000	6,180,838
Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(b)	400,000	430,980
Banco de Credito del Peru (Peru), 3.13%, 07/01/2030(b)(c)	200,000	202,850
Banco del Estado de Chile (Chile), 2.70%, 01/09/2025(b)	6,310,000	6,661,057
Banco Nacional de Panama (Panama), 2.50%, 08/11/2030(b)	5,245,000	5,238,444
Banco Santander S.A. (Spain), 2.75%, 12/03/2030	7,200,000	7,200,000
Bank of America Corp.,
4.20%, 08/26/2024	3,895,000	4,360,046
2.59%, 04/29/2031(c)	5,742,000	6,124,963
1.92%, 10/24/2031(c)	16,064,000	16,206,910
2.68%, 06/19/2041(c)	28,008,000	29,350,698
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	600,000	683,114
BBVA Bancomer S.A. (Mexico),
4.38%, 04/10/2024(b)	1,385,000	1,510,343
1.88%, 09/18/2025(b)	6,155,000	6,185,775
BNP Paribas S.A. (France), 4.38%, 03/01/2033(b)(c)	600,000	681,358
Citigroup, Inc.,
5.50%, 09/13/2025	4,934,000	5,945,236
3.11%, 04/08/2026(c)	7,777,000	8,467,530
4.45%, 09/29/2027	8,031,000	9,423,781
4.41%, 03/31/2031(c)	6,535,000	7,893,125
2.57%, 06/03/2031(c)	651,000	693,732
Series T, 6.25%(c)(d)	6,669,000	7,655,445
Series U, 5.00%(c)(d)	17,572,000	18,423,539
Development Bank of Kazakhstan JSC (Kazakhstan), 4.13%, 12/10/2022(b)	300,000	315,300
DIB Sukuk Ltd. (United Arab Emirates), 3.66%, 02/14/2022(b)	200,000	206,235
Export-Import Bank of India (India), 3.38%, 08/05/2026(b)	200,000	215,418
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	9,442,000	9,907,754
Global Bank Corp. (Panama), 4.50%, 10/20/2021(b)	7,642,000	7,857,886
HSBC Holdings PLC (United Kingdom),
1.22%, (3 mo. USD LIBOR + 1.00%), 05/18/2024(e)	2,854,000	2,867,998
1.65%, 04/18/2026(c)	4,285,000	4,348,238
4.38%, 11/23/2026	570,000	651,756
2.01%, 09/22/2028(c)	740,000	752,882
2.36%, 08/18/2031(c)	288,000	297,014
Industrial Senior Trust (Guatemala), 5.50%, 11/01/2022(b)	500,000	527,368
	Principal Amount	Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
1.10%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(e)	$12,714,000	$12,872,645
2.08%, 04/22/2026(c)	10,167,000	10,662,112
3.63%, 12/01/2027	4,269,000	4,819,113
3.78%, 02/01/2028(c)	650,000	745,558
2.96%, 05/13/2031(c)	7,229,000	7,877,828
3.11%, 04/22/2041(c)	6,324,000	7,039,961
Series W, 1.22% (3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	11,797,000	9,541,237
Series I, 3.68% (3 mo. USD LIBOR + 3.47%)(d)(e)	5,080,000	5,038,077
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	500,000	573,081
Mizuho Financial Group, Inc. (Japan), 2.20%, 07/10/2031(c)	12,297,000	12,738,766
Multibank, Inc. (Panama), 4.38%, 11/09/2022(b)	200,000	206,003
National Australia Bank Ltd. (Australia), 2.33%, 08/21/2030(b)	632,000	638,117
Shinhan Financial Group Co. Ltd. (South Korea), 3.34%, 02/05/2030(b)(c)	200,000	210,929
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(b)	3,542,000	3,631,214
4.13%, 07/15/2023(b)	6,636,000	7,065,816
Societe Generale S.A. (France), 5.38%(b)(c)(d)	7,210,000	7,494,074
Standard Chartered PLC (United Kingdom),
3.27%, 02/18/2036(b)(c)	11,656,000	11,826,712
7.75%(b)(c)(d)	5,720,000	6,230,453
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	5,792,000	5,928,714
3.04%, 07/16/2029	9,359,000	10,409,292
2.14%, 09/23/2030	16,915,000	17,014,525
U.S. Bancorp, 1.38%, 07/22/2030	6,290,000	6,321,762
Wells Fargo & Co.,
2.19%, 04/30/2026(c)	2,999,000	3,142,492
3.07%, 04/30/2041(c)	4,266,000	4,655,491
5.38%, 11/02/2043	6,257,000	8,879,657
Westpac Banking Corp. (Australia), 2.67%, 11/15/2035(c)	2,938,000	3,039,743
		374,725,892
Diversified Capital Markets–0.42%
Credit Suisse Group AG (Switzerland),
3.75%, 03/26/2025	725,000	805,628
4.19%, 04/01/2031(b)(c)	5,734,000	6,767,875
7.50%(b)(c)(d)	305,000	340,465
5.10%(b)(c)(d)	4,989,000	5,229,719
5.25%(b)(c)(d)	10,127,000	10,765,001
		23,908,688
Diversified Chemicals–0.12%
Dow Chemical Co. (The), 4.55%, 11/30/2025	500,000	584,672
OCP S.A. (Morocco), 5.63%, 04/25/2024(b)	5,496,000	6,040,214
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Chemicals–(continued)
SABIC Capital II B.V. (Saudi Arabia),
4.00%, 10/10/2023(b)	$200,000	$215,727
4.50%, 10/10/2028(b)	200,000	237,526
		7,078,139
Diversified Metals & Mining–0.36%
Anglo American Capital PLC (South Africa),
5.38%, 04/01/2025(b)	10,498,000	12,253,637
5.63%, 04/01/2030(b)	5,496,000	6,926,746
Corp. Nacional del Cobre de Chile (Chile),
3.63%, 08/01/2027(b)	200,000	222,199
3.15%, 01/14/2030(b)	200,000	217,029
3.70%, 01/30/2050(b)	200,000	219,977
Minera Mexico S.A. de C.V. (Mexico), 4.50%, 01/26/2050(b)	200,000	227,500
MMC Norilsk Nickel OJSC via MMC Finance DAC (Russia), 6.63%, 10/14/2022(b)	295,000	322,763
		20,389,851
Diversified REITs–0.53%
Trust Fibra Uno (Mexico),
5.25%, 01/30/2026(b)(h)	8,353,000	9,303,153
4.87%, 01/15/2030(b)	12,875,000	14,239,750
6.39%, 01/15/2050(b)	5,965,000	6,595,799
		30,138,702
Diversified Support Services–0.08%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	4,760,000	4,739,175
Electric Utilities–0.86%
Centrais Eletricas Brasileiras S.A. (Brazil), 3.63%, 02/04/2025(b)	200,000	203,300
CLP Power Hong Kong Financing Ltd. (Hong Kong), 3.13%, 05/06/2025(b)	200,000	215,985
Consolidated Edison Co. of New York, Inc., Series C, 3.00%, 12/01/2060	6,679,000	6,916,482
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	9,254,000	9,687,781
Duke Energy Progress LLC, 2.50%, 08/15/2050	15,324,000	15,627,182
Electricite de France S.A. (France), 4.88%, 09/21/2038(b)	550,000	693,235
Empresa de Transmision Electrica S.A. (Panama), 5.13%, 05/02/2049(b)	200,000	240,359
Empresas Publicas de Medellin E.S.P. (Colombia), 4.25%, 07/18/2029(b)	200,000	212,930
Eskom Holdings SOC Ltd. (South Africa), 6.35%, 08/10/2028(b)	222,000	242,635
Eversource Energy,
Series Q, 0.80%, 08/15/2025	1,517,000	1,515,410
Series R, 1.65%, 08/15/2030	213,000	213,195
Israel Electric Corp. Ltd. (The) (Israel), 4.25%, 08/14/2028(b)	200,000	231,000
	Principal Amount	Value
Electric Utilities–(continued)
Korea East-West Power Co. Ltd. (South Korea), 3.88%, 07/19/2023(b)	$200,000	$217,328
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), 3.00%, 09/19/2022(b)	200,000	209,074
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/2025	2,362,000	2,561,856
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara (Indonesia),
5.45%, 05/21/2028(b)	200,000	240,469
3.38%, 02/05/2030(b)	200,000	212,125
Southern Co. (The),
Series A, 3.70%, 04/30/2030	4,539,000	5,280,355
Series B, 5.50%, 03/15/2057(c)	3,616,000	3,757,500
State Grid Overseas Investment (2016) Ltd. (China), 3.50%, 05/04/2027(b)	200,000	223,746
Trinidad Generation Unlimited (Trinidad), 5.25%, 11/04/2027(b)	400,000	419,428
		49,121,375
Electrical Components & Equipment–0.20%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	11,647,000	11,672,795
Electronic Components–0.90%
Corning, Inc., 5.45%, 11/15/2079	36,872,000	51,354,617
Electronic Manufacturing Services–0.16%
Jabil, Inc.,
3.95%, 01/12/2028	280,000	309,758
3.00%, 01/15/2031	8,567,000	8,970,818
		9,280,576
Environmental & Facilities Services–0.21%
GFL Environmental, Inc. (Canada), 4.00%, 08/01/2028(b)	2,845,000	2,836,110
Republic Services, Inc., 1.75%, 02/15/2032	9,185,000	9,262,819
		12,098,929
Fertilizers & Agricultural Chemicals–0.01%
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	292,000	321,976
Financial Exchanges & Data–0.48%
Intercontinental Exchange, Inc.,
1.85%, 09/15/2032	414,000	419,614
3.00%, 09/15/2060	6,193,000	6,621,175
Moody’s Corp.,
4.88%, 02/15/2024	700,000	789,050
3.25%, 05/20/2050	2,624,000	2,873,157
2.55%, 08/18/2060	2,604,000	2,483,775
MSCI, Inc., 3.88%, 02/15/2031(b)	5,389,000	5,698,868
S&P Global, Inc.,
1.25%, 08/15/2030	5,561,000	5,500,140
2.30%, 08/15/2060	2,985,000	2,852,543
		27,238,322
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Food Retail–0.02%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	$1,286,000	$1,320,079
Gas Utilities–0.12%
East Ohio Gas Co. (The),
1.30%, 06/15/2025(b)	2,588,000	2,640,863
3.00%, 06/15/2050(b)	3,890,000	4,253,699
		6,894,562
General Merchandise Stores–0.01%
Dollar Tree, Inc., 4.00%, 05/15/2025	500,000	564,491
Health Care Equipment–0.02%
Becton, Dickinson and Co., 2.82%, 05/20/2030	438,000	479,166
Teleflex, Inc., 4.63%, 11/15/2027	385,000	409,954
		889,120
Health Care Facilities–0.08%
HCA, Inc., 5.50%, 06/15/2047	800,000	1,067,887
Universal Health Services, Inc., 2.65%, 10/15/2030(b)	3,324,000	3,430,534
		4,498,421
Health Care REITs–0.29%
Diversified Healthcare Trust, 6.75%, 12/15/2021	1,942,000	1,995,405
Healthpeak Properties, Inc., 4.25%, 11/15/2023	92,000	100,785
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	8,323,000	8,394,247
Physicians Realty L.P., 4.30%, 03/15/2027	325,000	353,147
Welltower, Inc., 3.10%, 01/15/2030	5,238,000	5,673,707
		16,517,291
Health Care Services–1.36%
Bon Secours Mercy Health, Inc.,
Series 20-2, 2.10%, 06/01/2031	2,795,000	2,820,283
3.21%, 06/01/2050	2,795,000	2,989,613
Cigna Corp.,
1.13%, (3 mo. USD LIBOR + 0.89%), 07/15/2023(e)	8,045,000	8,141,457
4.13%, 11/15/2025	600,000	690,670
CommonSpirit Health, 1.55%, 10/01/2025	3,542,000	3,598,659
CVS Health Corp.,
4.10%, 03/25/2025	221,000	250,426
1.30%, 08/21/2027	8,645,000	8,644,705
3.75%, 04/01/2030(h)	2,433,000	2,817,898
2.70%, 08/21/2040	4,299,000	4,358,146
DaVita, Inc., 3.75%, 02/15/2031(b)	9,672,000	9,653,865
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040	4,041,000	3,935,905
2.61%, 08/01/2060	4,992,000	4,933,094
	Principal Amount	Value
Health Care Services–(continued)
Prime Healthcare Foundation, Inc., Series B, 7.00%, 12/01/2027	$450,000	$536,040
Sutter Health,
Series 20A, 3.16%, 08/15/2040	11,820,000	12,487,025
3.36%, 08/15/2050	8,820,000	9,452,633
Texas Health Resources, 2.33%, 11/15/2050	2,571,000	2,377,531
		77,687,950
Home Improvement Retail–0.19%
Lowe’s Cos., Inc.,
1.30%, 04/15/2028	7,062,000	7,066,010
3.65%, 04/05/2029	675,000	787,067
4.50%, 04/15/2030	2,368,000	2,931,089
		10,784,166
Homebuilding–0.37%
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	12,286,000	13,320,727
6.00%, 01/15/2043	2,716,000	3,535,892
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	3,900,000	4,118,517
		20,975,136
Hotel & Resort REITs–0.05%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	620,000	670,770
Service Properties Trust, 4.95%, 02/15/2027	2,078,000	1,987,087
		2,657,857
Hotels, Resorts & Cruise Lines–0.00%
Carnival Corp., 11.50%, 04/01/2023(b)	90,000	102,618
Independent Power Producers & Energy Traders–0.26%
AES Corp. (The),
1.38%, 01/15/2026(b)	6,346,000	6,406,932
2.45%, 01/15/2031(b)	7,167,000	7,290,683
AES Gener S.A. (Chile), 7.13%, 03/26/2079(b)(c)	200,000	215,546
AES Panama Generation Holdings SRL (Panama), 4.38%, 05/31/2030(b)	200,000	216,250
Colbun S.A. (Chile), 3.95%, 10/11/2027(b)	200,000	223,352
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(b)	200,000	239,260
		14,592,023
Industrial Conglomerates–0.19%
CITIC Ltd. (China), 3.13%, 02/28/2022(b)	200,000	204,175
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	9,298,000	10,736,076
		10,940,251
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Industrial REITs–0.11%
Cibanco S.A. Ibm/PLA Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(b)	$2,712,000	$2,959,497
Lexington Realty Trust, 2.70%, 09/15/2030	3,420,000	3,545,386
		6,504,883
Integrated Oil & Gas–0.89%
Ecopetrol S.A. (Colombia), 5.88%, 05/28/2045	100,000	119,000
Gazprom PJSC Via Gaz Capital S.A. (Russia), 5.15%, 02/11/2026(b)	350,000	398,253
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	7,391,000	7,511,903
Oleoducto Central S.A. (Colombia), 4.00%, 07/14/2027(b)	200,000	216,150
Petroleos del Peru S.A. (Peru), 4.75%, 06/19/2032(b)	375,000	427,688
Petroleos Mexicanos (Mexico),
6.88%, 08/04/2026	300,000	310,020
6.49%, 01/23/2027	55,000	55,468
6.50%, 01/23/2029	94,000	91,650
6.84%, 01/23/2030	39,000	38,240
7.69%, 01/23/2050	32,000	29,596
Saudi Arabian Oil Co. (Saudi Arabia),
2.75%, 04/16/2022(b)	7,213,000	7,427,961
1.25%, 11/24/2023(b)	630,000	637,153
2.88%, 04/16/2024(b)	20,838,000	22,038,464
1.63%, 11/24/2025(b)	1,360,000	1,385,469
3.50%, 04/16/2029(b)	200,000	221,745
2.25%, 11/24/2030(b)	2,445,000	2,480,076
4.25%, 04/16/2039(b)	201,000	234,408
3.25%, 11/24/2050(b)	2,315,000	2,326,401
3.50%, 11/24/2070(b)	4,555,000	4,611,401
		50,561,046
Integrated Telecommunication Services–2.34%
AT&T, Inc.,
3.88%, 01/15/2026	2,944,000	3,380,473
3.10%, 02/01/2043	10,413,000	10,691,820
3.50%, 09/15/2053(b)	15,697,000	16,154,229
3.55%, 09/15/2055(b)	31,549,000	32,449,561
3.50%, 02/01/2061	6,675,000	6,769,034
Telecom Argentina S.A. (Argentina), 8.00%, 07/18/2026(b)	100,000	91,451
Verizon Communications, Inc.,
0.85%, 11/20/2025	10,061,000	10,114,147
1.75%, 01/20/2031	12,662,000	12,759,360
2.65%, 11/20/2040	10,590,000	10,906,337
2.88%, 11/20/2050	13,084,000	13,726,403
2.99%, 10/30/2056(b)	417,000	442,047
3.00%, 11/20/2060	15,225,000	16,149,324
		133,634,186
Interactive Home Entertainment–0.32%
Activision Blizzard, Inc., 2.50%, 09/15/2050	10,413,000	10,098,477
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	8,203,000	8,003,093
		18,101,570
	Principal Amount	Value
Interactive Media & Services–1.10%
Alphabet, Inc.,
1.90%, 08/15/2040	$2,353,000	$2,333,371
2.25%, 08/15/2060	9,016,000	8,967,248
Baidu, Inc. (China),
3.08%, 04/07/2025	2,680,000	2,863,660
1.72%, 04/09/2026	2,995,000	3,025,504
3.43%, 04/07/2030	1,650,000	1,841,482
2.38%, 10/09/2030	2,385,000	2,454,683
Cable Onda S.A. (Panama), 4.50%, 01/30/2030(b)	200,000	218,375
Match Group Holdings II LLC,
4.63%, 06/01/2028(b)	3,465,000	3,644,747
5.63%, 02/15/2029(b)	7,642,000	8,348,885
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(b)	5,274,000	5,491,843
1.81%, 01/26/2026(b)	3,471,000	3,546,688
2.39%, 06/03/2030(b)	7,984,000	8,185,649
3.24%, 06/03/2050(b)	2,207,000	2,301,402
3.29%, 06/03/2060(b)	2,253,000	2,347,318
Twitter, Inc., 3.88%, 12/15/2027(b)	6,850,000	7,175,375
Weibo Corp. (China), 3.38%, 07/08/2030	200,000	204,645
		62,950,875
Internet & Direct Marketing Retail–0.81%
Alibaba Group Holding Ltd. (China),
4.20%, 12/06/2047	5,425,000	6,939,445
4.40%, 12/06/2057	5,440,000	7,360,962
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(b)	2,820,000	2,924,312
Expedia Group, Inc., 4.63%, 08/01/2027(b)	6,640,000	7,317,925
Meituan (China),
2.13%, 10/28/2025(b)	7,837,000	7,965,793
3.05%, 10/28/2030(b)	12,637,000	13,105,580
QVC, Inc.,
4.45%, 02/15/2025	380,000	398,525
5.45%, 08/15/2034	180,000	181,350
		46,193,892
Internet Services & Infrastructure–0.21%
Leidos, Inc.,
2.95%, 05/15/2023(b)	727,000	762,594
2.30%, 02/15/2031(b)	11,241,000	11,430,130
		12,192,724
Investment Banking & Brokerage–0.91%
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(b)	1,372,000	1,486,245
Charles Schwab Corp. (The), Series G, 5.38%(c)(d)	578,000	645,915
Goldman Sachs Group, Inc. (The),
3.50%, 04/01/2025	6,762,000	7,498,751
3.75%, 05/22/2025	4,623,000	5,178,100
3.27%, 09/29/2025(c)	5,793,000	6,318,431
Series P, 5.00%(c)(d)(h)	7,805,000	7,836,220
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	335,000	393,536
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
MDGH - GMTN B.V. (United Arab Emirates), 2.88%, 11/07/2029(b)	$200,000	$215,000
Morgan Stanley,
5.50%, 07/28/2021	3,712,000	3,836,230
2.19%, 04/28/2026(c)	5,166,000	5,454,369
4.35%, 09/08/2026	850,000	998,459
3.62%, 04/01/2031(c)	6,487,000	7,558,745
Raymond James Financial, Inc.,
4.65%, 04/01/2030	3,233,000	3,979,784
4.95%, 07/15/2046	295,000	407,392
		51,807,177
Life & Health Insurance–1.58%
AIA Group Ltd. (Hong Kong), 3.20%, 09/16/2040(b)	4,820,000	5,152,917
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	5,880,000	6,637,733
Athene Global Funding,
1.20%, 10/13/2023(b)	11,729,000	11,799,481
2.50%, 01/14/2025(b)	6,019,000	6,295,096
Athene Holding Ltd.,
4.13%, 01/12/2028	4,125,000	4,578,123
6.15%, 04/03/2030	7,195,000	8,980,597
3.50%, 01/15/2031	3,245,000	3,437,728
Belrose Funding Trust, 2.33%, 08/15/2030(b)	5,736,000	5,864,138
Brighthouse Financial, Inc., 4.70%, 06/22/2047	2,236,000	2,315,227
Global Atlantic Fin Co.,
8.63%, 04/15/2021(b)	50,000	51,120
4.40%, 10/15/2029(b)	18,828,000	20,274,472
MetLife, Inc.,
Series C, 3.83% (3 mo. USD LIBOR + 3.58%)(d)(e)	183,000	182,657
Series D, 5.88%(c)(d)	200,000	226,461
Pacific LifeCorp, 3.35%, 09/15/2050(b)	7,895,000	8,956,538
Prudential Financial, Inc., 5.63%, 06/15/2043(c)	4,768,000	5,139,087
		89,891,375
Managed Health Care–0.39%
Children’s Hospital, Series 2020, 2.93%, 07/15/2050	4,220,000	4,189,671
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/2050	9,005,000	8,998,164
Hackensack Meridian Health, Inc.,
Series 2020, 2.68%, 09/01/2041	3,934,000	3,956,335
2.88%, 09/01/2050	3,800,000	3,913,914
MultiCare Health System, 2.80%, 08/15/2050	1,064,000	1,070,643
		22,128,727
Marine–0.00%
Hidrovias International Finance S.a.r.l. (Brazil), 5.95%, 01/24/2025(b)	200,000	208,802
	Principal Amount	Value
Marine Ports & Services–0.07%
DP World PLC (United Arab Emirates), 6.85%, 07/02/2037(b)	$200,000	$265,253
North Queensland Export Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(b)(h)	3,999,000	3,801,753
		4,067,006
Movies & Entertainment–0.25%
Netflix, Inc., 5.38%, 11/15/2029(b)	4,403,000	5,262,906
Tencent Music Entertainment Group (China),
1.38%, 09/03/2025	3,670,000	3,678,890
2.00%, 09/03/2030	5,065,000	5,065,683
Walt Disney Co. (The), 6.55%, 03/15/2033	180,000	266,002
		14,273,481
Multi-line Insurance–0.25%
American Financial Group, Inc., 3.50%, 08/15/2026	590,000	640,680
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	4,657,000	5,174,149
4.63%, 04/29/2030	7,440,000	8,192,656
		14,007,485
Multi-Sector Holdings–0.15%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	7,741,000	8,480,513
Multi-Utilities–0.72%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), 4.88%, 04/23/2030(b)	200,000	248,509
Ameren Illinois Co., 1.55%, 11/15/2030	3,392,000	3,435,766
CenterPoint Energy, Inc., Series A, 6.13%(c)(d)	10,275,000	10,615,302
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	5,486,000	6,282,695
DTE Energy Co., Series H, 0.55%, 11/01/2022	4,003,000	4,013,447
San Diego Gas & Electric Co., Series UUU, 3.32%, 04/15/2050	3,223,000	3,634,784
WEC Energy Group, Inc.,
1.38%, 10/15/2027	7,280,000	7,318,233
1.80%, 10/15/2030	5,461,000	5,480,996
		41,029,732
Office REITs–0.36%
Alexandria Real Estate Equities, Inc.,
3.38%, 08/15/2031	3,635,000	4,145,974
1.88%, 02/01/2033	667,000	659,311
Boston Properties L.P., 3.25%, 01/30/2031	159,000	173,362
Highwoods Realty L.P., 2.60%, 02/01/2031	2,251,000	2,271,572
Hudson Pacific Properties L.P., 3.95%, 11/01/2027	335,000	364,964
Office Properties Income Trust, 4.50%, 02/01/2025	12,656,000	13,130,270
		20,745,453
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Office Services & Supplies–0.00%
Pitney Bowes, Inc., 5.95%, 04/01/2023	$143,000	$146,178
Oil & Gas Exploration & Production–0.67%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	10,666,000	10,993,905
CNOOC Curtis Funding No. 1 Pty. Ltd. (China), 4.50%, 10/03/2023(b)	200,000	218,924
CNOOC Finance (2015) U.S.A. LLC (China), 3.50%, 05/05/2025	400,000	433,071
Concho Resources, Inc., 2.40%, 02/15/2031	3,103,000	3,247,154
Continental Resources, Inc., 5.75%, 01/15/2031(b)	5,656,000	6,080,200
Diamondback Energy, Inc., 4.75%, 05/31/2025	103,000	114,944
Dolphin Energy Ltd. LLC (United Arab Emirates), 5.50%, 12/15/2021(b)	600,000	630,408
Gazprom PJSC via Gaz Finance PLC (Russia), 4.60%(b)(c)(d)	7,150,000	7,471,006
Gran Tierra Energy, Inc. (Canada), 7.75%, 05/23/2027(b)	200,000	86,502
Pioneer Natural Resources Co., 1.90%, 08/15/2030	7,688,000	7,572,303
PT Pertamina (Persero) (Indonesia),
4.30%, 05/20/2023(b)	200,000	215,199
3.10%, 08/27/2030(b)	200,000	213,884
Sinopec Group Overseas Development 2018 Ltd. (China),
2.50%, 08/08/2024(b)	200,000	207,978
2.95%, 08/08/2029(b)	200,000	211,753
3.68%, 08/08/2049(b)	200,000	229,736
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), 4.00%, 08/15/2026(b)	200,000	219,874
Trinidad Petroleum Holdings Ltd. (Trinidad), 9.75%, 06/15/2026(b)	100,000	112,500
		38,259,341
Oil & Gas Refining & Marketing–0.18%
Empresa Nacional del Petroleo (Chile), 5.25%, 11/06/2029(b)	233,000	273,367
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	4,220,000	4,544,412
Petronas Capital Ltd. (Malaysia), 4.55%, 04/21/2050(b)	3,936,000	5,323,590
Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(b)	200,000	185,200
		10,326,569
Oil & Gas Storage & Transportation–1.36%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(b)	200,000	229,762
Energy Transfer Operating L.P., 4.75%, 01/15/2026	815,000	905,116
EQM Midstream Partners L.P., 4.00%, 08/01/2024	840,000	837,115
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Kinder Morgan, Inc.,
2.00%, 02/15/2031	$5,544,000	$5,452,654
7.80%, 08/01/2031	1,869,000	2,615,580
7.75%, 01/15/2032	6,410,000	9,174,175
3.25%, 08/01/2050	3,274,000	3,193,957
MPLX L.P.,
1.34%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(e)	8,972,000	8,973,438
1.75%, 03/01/2026	7,710,000	7,821,662
4.00%, 03/15/2028	560,000	632,501
2.65%, 08/15/2030	8,119,000	8,231,905
NGPL PipeCo. LLC, 7.77%, 12/15/2037(b)	5,291,000	6,997,955
ONEOK, Inc.,
5.85%, 01/15/2026	3,328,000	3,891,828
6.35%, 01/15/2031	10,634,000	13,207,590
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	3,531,000	3,695,934
Western Midstream Operating L.P., 2.07% (3 mo. USD LIBOR + 1.85%), 01/13/2023(e)	905,000	875,499
Williams Cos., Inc. (The), 3.50%, 11/15/2030	500,000	554,495
		77,291,166
Other Diversified Financial Services–0.85%
Arab Petroleum Investments Corp. (Supranational), 4.13%, 09/18/2023(b)	200,000	217,738
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)(h)	11,890,000	11,886,761
2.80%, 09/30/2050(b)	5,122,000	5,270,248
DAE Sukuk Difc Ltd. (United Arab Emirates), 3.75%, 02/15/2026(b)	7,240,000	7,297,920
Equitable Holdings, Inc., Series B, 4.95%(c)(d)	4,774,000	5,012,700
Fondo MIVIVIENDA S.A. (Peru), 3.50%, 01/31/2023(b)	300,000	314,972
Huarong Finance II Co. Ltd. (China), 2.88%(b)(c)(d)	200,000	200,003
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	4,909,000	5,352,677
Pershing Square Holdings Ltd. (Guernsey), 3.25%, 11/15/2030(b)	12,300,000	12,472,446
Peru Enhanced Pass-Through Finance Ltd. (Peru), Class A-2, 0.00%, 06/02/2025(b)(g)	168,536	160,952
SPARC EM SPC Panama Metro Line 2 S.P. (Cayman Islands), 0.00%, 12/05/2022(b)(g)	380,473	373,814
		48,560,231
Packaged Foods & Meats–0.17%
BRF S.A. (Brazil), 5.75%, 09/21/2050(b)	8,813,000	9,275,682
Kraft Heinz Foods Co. (The), 4.38%, 06/01/2046	400,000	427,293
NBM US Holdings, Inc. (Brazil), 7.00%, 05/14/2026(b)	250,000	272,878
		9,975,853
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Paper Packaging–0.15%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	$7,449,000	$7,854,039
International Paper Co., 5.00%, 09/15/2035	400,000	528,316
		8,382,355
Paper Products–0.14%
Suzano Austria GmbH (Brazil),
6.00%, 01/15/2029	6,475,000	7,753,003
7.00%, 03/16/2047(b)	205,000	267,115
		8,020,118
Pharmaceuticals–1.18%
Bayer US Finance II LLC (Germany),
1.26%, (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(e)	7,282,000	7,346,636
3.88%, 12/15/2023(b)	6,498,000	7,105,404
Bristol-Myers Squibb Co.,
0.75%, 11/13/2025	9,650,000	9,662,733
1.45%, 11/13/2030	17,669,000	17,764,119
2.35%, 11/13/2040	5,247,000	5,399,021
2.55%, 11/13/2050	9,257,000	9,576,045
Royalty Pharma PLC,
1.20%, 09/02/2025(b)	3,279,000	3,310,310
1.75%, 09/02/2027(b)	3,199,000	3,268,611
2.20%, 09/02/2030(b)	3,647,000	3,694,682
		67,127,561
Precious Metals & Minerals–0.00%
ALROSA Finance S.A. (Russia), 4.65%, 04/09/2024(b)	200,000	216,177
Property & Casualty Insurance–0.34%
Allstate Corp. (The), 4.20%, 12/15/2046	310,000	409,689
Arch Capital Group Ltd., 3.64%, 06/30/2050	4,264,000	5,050,055
Fidelity National Financial, Inc., 2.45%, 03/15/2031	8,227,000	8,326,933
W.R. Berkley Corp., 4.00%, 05/12/2050	4,614,000	5,660,420
		19,447,097
Railroads–0.07%
Autoridad del Canal de Panama (Panama), 4.95%, 07/29/2035(b)	300,000	376,667
Empresa de los Ferrocarriles del Estado (Chile), 3.07%, 08/18/2050(b)	3,595,000	3,482,656
		3,859,323
Real Estate Development–0.10%
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	5,565,000	5,608,523
Regional Banks–0.49%
Banco Internacional del Peru SAA Interbank (Peru), 3.38%, 01/18/2023(b)	150,000	155,812
Citizens Bank N.A., 2.25%, 04/28/2025	5,505,000	5,849,175
	Principal Amount	Value
Regional Banks–(continued)
Citizens Financial Group, Inc., 3.25%, 04/30/2030	$3,222,000	$3,618,629
Fifth Third Bancorp, 2.55%, 05/05/2027	4,378,000	4,737,349
KeyCorp, 2.25%, 04/06/2027	9,057,000	9,622,309
Synovus Financial Corp., 3.13%, 11/01/2022	4,052,000	4,188,933
		28,172,207
Reinsurance–0.01%
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	310,000	344,269
Renewable Electricity–0.12%
Empresa Electrica Cochrane S.p.A. (Chile), 5.50%, 05/14/2027(b)	180,560	185,525
Northern States Power Co., 2.60%, 06/01/2051	6,319,000	6,723,694
		6,909,219
Residential REITs–0.75%
Camden Property Trust, 2.80%, 05/15/2030	2,857,000	3,147,115
Essex Portfolio L.P.,
1.65%, 01/15/2031	3,828,000	3,792,876
2.65%, 09/01/2050	6,820,000	6,599,425
Spirit Realty L.P.,
4.00%, 07/15/2029	3,570,000	3,970,038
3.40%, 01/15/2030	9,879,000	10,509,192
UDR, Inc., 3.00%, 08/15/2031	5,128,000	5,634,458
VEREIT Operating Partnership L.P.,
2.20%, 06/15/2028	4,606,000	4,641,089
2.85%, 12/15/2032	4,112,000	4,221,670
		42,515,863
Restaurants–0.20%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	11,472,000	11,457,660
Retail REITs–0.99%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	6,177,000	6,980,191
Kimco Realty Corp.,
1.90%, 03/01/2028	9,568,000	9,628,433
2.70%, 10/01/2030	4,765,000	4,965,560
Realty Income Corp., 3.25%, 01/15/2031	6,283,000	7,122,548
Regency Centers L.P., 4.13%, 03/15/2028	3,753,000	4,258,409
Retail Properties of America, Inc., 4.75%, 09/15/2030	5,933,000	5,998,281
Scentre Group Trust 2 (Australia),
4.75%, 09/24/2080(b)(c)	6,125,000	6,378,068
5.13%, 09/24/2080(b)(c)	8,260,000	8,667,440
Simon Property Group L.P., 3.50%, 09/01/2025	2,246,000	2,475,753
		56,474,683
Semiconductor Equipment–0.08%
Lam Research Corp.,
3.75%, 03/15/2026	120,000	137,220
4.00%, 03/15/2029	500,000	600,049
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Semiconductor Equipment–(continued)
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 3.40%, 05/01/2030(b)	$3,467,000	$3,913,732
		4,651,001
Semiconductors–1.45%
Analog Devices, Inc.,
3.13%, 12/05/2023	480,000	516,304
2.95%, 04/01/2025	2,799,000	3,056,608
Broadcom, Inc.,
4.70%, 04/15/2025	16,760,000	19,193,010
5.00%, 04/15/2030	10,105,000	12,243,796
4.30%, 11/15/2032	9,480,000	11,334,806
Micron Technology, Inc.,
4.98%, 02/06/2026	4,318,000	5,074,315
4.19%, 02/15/2027	12,886,000	14,893,907
NXP B.V./NXP Funding LLC (Netherlands),
3.88%, 09/01/2022(b)	10,922,000	11,536,809
4.63%, 06/01/2023(b)	4,238,000	4,644,862
		82,494,417
Soft Drinks–0.54%
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 1.85%, 09/01/2032	7,665,000	7,750,580
Embotelladora Andina S.A. (Chile), 3.95%, 01/21/2050(b)	175,000	191,625
Fomento Economico Mexicano, S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	20,818,000	22,900,841
		30,843,046
Sovereign Debt–1.34%
Abu Dhabi Government International Bond (United Arab Emirates),
4.13%, 10/11/2047(b)	200,000	254,310
3.88%, 04/16/2050(b)	5,725,000	7,118,265
Bahamas Government International Bond (Bahamas), 6.00%, 11/21/2028(b)	427,000	403,515
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	219,300
Chile Government International Bond (Chile), 3.50%, 01/25/2050	235,000	268,781
China Government International Bond (China), 2.25%, 10/21/2050(b)	10,314,000	10,303,454
Colombia Government International Bond (Colombia),
3.88%, 04/25/2027	300,000	330,168
3.00%, 01/30/2030	200,000	208,477
Dominican Republic International Bond (Dominican Republic),
4.88%, 09/23/2032(b)	150,000	160,875
6.40%, 06/05/2049(b)	250,000	278,375
Ecuador Social Bond S.a.r.l. (Luxembourg), 0.00%, 01/30/2035(b)(g)	192,965	136,619
Egypt Government International Bond (Egypt),
6.20%, 03/01/2024(b)	200,000	212,395
5.25%, 10/06/2025(b)	10,095,000	10,419,998
Principal Amount		Value
Sovereign Debt–(continued)
El Salvador Government International Bond (El Salvador), 7.12%, 01/20/2050(b)	$415,000	$347,563
Ghana Government International Bond (Ghana),
6.38%, 02/11/2027(b)	200,000	201,880
7.88%, 02/11/2035(b)	200,000	195,704
Guatemala Government Bond (Guatemala),
4.90%, 06/01/2030(b)	200,000	229,972
6.13%, 06/01/2050(b)	400,000	513,000
Hong Kong Government International Bond (Hong Kong), 2.50%, 05/28/2024(b)	200,000	210,972
Indonesia Government International Bond (Indonesia),
4.75%, 02/11/2029	200,000	243,489
5.25%, 01/08/2047(b)	200,000	270,222
5.35%, 02/11/2049	206,000	287,513
3.50%, 02/14/2050	200,000	219,793
Jamaica Government International Bond (Jamaica), 7.88%, 07/28/2045	200,000	272,200
Kenya Government International Bond (Kenya), 8.00%, 05/22/2032(b)	200,000	229,057
KSA Sukuk Ltd. (Saudi Arabia), 3.63%, 04/20/2027(b)	200,000	222,993
Mexico Government International Bond (Mexico),
4.50%, 04/22/2029	200,000	231,275
2.66%, 05/24/2031	8,285,000	8,307,038
3.77%, 05/24/2061	7,955,000	7,955,000
Oman Government International Bond (Oman),
4.13%, 01/17/2023(b)	270,000	270,267
6.00%, 08/01/2029(b)	200,000	199,175
Panama Government International Bond (Panama), 3.16%, 01/23/2030	200,000	219,375
Paraguay Government International Bond (Paraguay), 5.40%, 03/30/2050(b)	400,000	502,000
Peruvian Government International Bond (Peru),
2.84%, 06/20/2030	85,000	92,868
1.86%, 12/01/2032	4,795,000	4,765,631
2.78%, 12/01/2060	4,770,000	4,719,915
Philippine Government International Bond (Philippines), 3.95%, 01/20/2040	200,000	240,554
Qatar Government International Bond (Qatar),
4.50%, 04/23/2028(b)	200,000	242,302
4.00%, 03/14/2029(b)	329,000	389,340
5.10%, 04/23/2048(b)	230,000	329,481
4.82%, 03/14/2049(b)	329,000	456,511
Republic of South Africa Government International Bond (South Africa),
4.85%, 09/30/2029	300,000	309,422
5.75%, 09/30/2049	200,000	193,382
Russian Foreign Bond (Russia), 5.25%, 06/23/2047(b)	200,000	272,162
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Saudi Government International Bond (Saudi Arabia), 4.38%, 04/16/2029(b)	$415,000	$491,192
Slovenia Government International Bond (Slovenia), 5.25%, 02/18/2024(b)	300,000	345,270
Trinidad & Tobago Government International Bond (Trinidad), 4.50%, 06/26/2030(b)	200,000	209,250
Turkey Government International Bond (Turkey), 5.95%, 01/15/2031	11,500,000	11,511,615
Uruguay Government International Bond (Uruguay), 4.38%, 01/23/2031	130,000	157,342
		76,169,257
Specialized Finance–0.24%
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan), 3.64%, 04/13/2025(b)	12,412,000	13,689,877
Specialized REITs–0.76%
Agree L.P., 2.90%, 10/01/2030	2,489,000	2,613,313
American Tower Corp., 3.10%, 06/15/2050	9,849,000	10,227,653
Crown Castle International Corp.,
3.80%, 02/15/2028	205,000	234,231
4.15%, 07/01/2050	2,457,000	2,935,217
3.25%, 01/15/2051	11,398,000	12,015,231
Equinix, Inc., 3.20%, 11/18/2029	850,000	940,120
Iron Mountain, Inc.,
5.25%, 07/15/2030(b)	5,705,000	6,054,431
4.50%, 02/15/2031(b)	5,539,000	5,657,147
Life Storage L.P., 2.20%, 10/15/2030	2,776,000	2,820,888
		43,498,231
Specialty Chemicals–0.18%
Braskem Idesa S.A.P.I. (Mexico), 7.45%, 11/15/2029(b)	10,335,000	10,381,507
Steel–0.01%
POSCO (South Korea), 4.00%, 08/01/2023(b)	228,000	245,378
Steel Dynamics, Inc., 3.25%, 01/15/2031	104,000	115,868
		361,246
Systems Software–0.46%
Microsoft Corp., 2.53%, 06/01/2050	245,000	263,474
Oracle Corp.,
3.60%, 04/01/2050	12,478,000	14,573,646
3.85%, 04/01/2060	9,305,000	11,490,439
		26,327,559
Technology Distributors–0.01%
Avnet, Inc., 4.63%, 04/15/2026	465,000	516,838
Technology Hardware, Storage & Peripherals–0.70%
Apple, Inc.,
4.25%, 02/09/2047	255,000	351,176
2.65%, 05/11/2050	8,872,000	9,552,819
	Principal Amount	Value
Technology Hardware, Storage & Peripherals–(continued)
Dell International LLC/EMC Corp.,
5.85%, 07/15/2025(b)	$2,531,000	$3,015,396
6.02%, 06/15/2026(b)	4,808,000	5,840,636
4.90%, 10/01/2026(b)	4,089,000	4,778,970
8.35%, 07/15/2046(b)	7,214,000	10,485,837
Lenovo Group Ltd. (China), 3.42%, 11/02/2030(b)	5,830,000	6,150,695
		40,175,529
Thrifts & Mortgage Finance–0.01%
Nationwide Building Society (United Kingdom), 4.13%, 10/18/2032(b)(c)	335,000	369,662
Tobacco–0.33%
Altria Group, Inc., 4.40%, 02/14/2026	3,169,000	3,673,473
BAT Capital Corp. (United Kingdom),
2.26%, 03/25/2028	6,874,000	7,099,677
2.73%, 03/25/2031	357,000	367,860
Philip Morris International, Inc., 0.88%, 05/01/2026	7,429,000	7,424,031
		18,565,041
Trading Companies & Distributors–0.32%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)	11,156,000	10,737,650
Air Lease Corp., 3.63%, 12/01/2027	340,000	359,013
BOC Aviation Ltd. (Singapore), 1.36% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(e)	7,204,000	7,147,016
		18,243,679
Trucking–0.65%
Aviation Capital Group LLC,
0.88%, (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(e)	4,679,000	4,600,623
4.13%, 08/01/2025(b)	4,413,000	4,416,612
3.50%, 11/01/2027(b)	4,022,000	3,837,968
Avolon Holdings Funding Ltd. (Ireland), 4.25%, 04/15/2026(b)	4,807,000	4,984,505
ENA Master Trust (Panama), 4.00%, 05/19/2048(b)	3,685,000	3,837,006
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.90%, 02/01/2024(b)	500,000	546,620
4.00%, 07/15/2025(b)	3,702,000	4,190,724
1.20%, 11/15/2025(b)	2,241,000	2,251,741
Ryder System, Inc.,
4.63%, 06/01/2025	3,300,000	3,804,578
3.35%, 09/01/2025	3,347,000	3,703,867
2.90%, 12/01/2026	808,000	879,958
		37,054,202
Wireless Telecommunication Services–1.61%
Axiata SPV2 Bhd. (Malaysia), 4.36%, 03/24/2026(b)	200,000	228,724
Bharti Airtel Ltd. (India), 4.38%, 06/10/2025(b)	200,000	216,831
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Colombia Telecomunicaciones S.A. ESP (Colombia), 4.95%, 07/17/2030(b)	$5,545,000	$6,161,881
Empresa Nacional de Telecomunicaciones S.A. (Chile), 4.88%, 10/30/2024(b)	700,000	755,500
SixSigma Networks Mexico S.A. de C.V. (Mexico), 7.50%, 05/02/2025(b)	325,000	298,888
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Class A-1, 3.36%, 09/20/2021(b)	6,772,000	6,854,551
4.74%, 03/20/2025(b)	26,786,000	28,995,443
5.15%, 03/20/2028(b)	27,361,000	31,864,621
VEON Holdings B.V. (Netherlands),
4.00%, 04/09/2025(b)	4,903,000	5,160,824
3.38%, 11/25/2027(b)	10,770,000	11,036,019
		91,573,282
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,581,951,449)		2,747,859,502

Asset-Backed Securities–20.35%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, 2.73%, 02/25/2035(i)	847,997	870,091
Series 2005-1, Class 4A1, 3.38%, 05/25/2035(i)	841,556	864,688
ALM VII Ltd., Series 2012-7A, Class A1A2, 1.41% (3 mo. USD LIBOR + 1.17%), 07/15/2029(b)(e)	5,638,500	5,638,525
Angel Oak Mortgage Trust,
Series 2019-3, Class A1, 2.93%, 05/25/2059(b)(i)	2,513,905	2,554,469
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(i)	5,025,857	5,085,495
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(i)	15,541,056	15,673,012
Angel Oak Mortgage Trust I LLC,
Series 2018-1, Class A1, 3.26%, 04/27/2048(b)(i)	4,323,410	4,356,817
Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(i)	3,959,049	4,047,176
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(i)	12,070,632	12,398,454
Angel Oak Mortgage Trust LLC,
Series 2017-3, Class A1, 2.71%, 11/25/2047(b)(i)	523,643	525,063
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(i)	10,590,132	10,625,700
Avery Point VI CLO Ltd., Series 2015-6A, Class AR, 1.27% (3 mo. USD LIBOR + 1.05%), 08/05/2027(b)(e)	22,572,023	22,557,701
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(i)	4,394,000	4,857,117
Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 2.78%, 08/25/2033(i)	$80,270	$79,940
Series 2004-10, Class 21A1, 3.23%, 01/25/2035(i)	411,959	428,256
Series 2006-1, Class A1, 2.37% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	318,119	325,575
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 2.82%, 11/25/2034(i)	1,403,633	1,363,753
Benchmark Mortgage Trust,
Series 2019-B11, Class D, 3.00%, 05/15/2052(b)	5,242,000	4,492,056
Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	18,528,837
Series 2019-B14, Class C, 3.90%, 12/15/2062(i)	14,875,350	15,742,253
Series 2019-B15, Class B, 3.56%, 12/15/2072	12,220,000	13,515,550
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.93%, 12/15/2047(b)(i)	5,000,000	5,049,003
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 0.93% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(e)	11,493,290	11,501,024
Series 2017-BIOC, Class B, 1.11% (1 mo. USD LIBOR + 0.97%), 07/15/2032(b)(e)	3,882,559	3,884,004
Series 2017-BIOC, Class C, 1.19% (1 mo. USD LIBOR + 1.05%), 07/15/2032(b)(e)	15,643,517	15,640,456
Series 2017-BIOC, Class D, 1.74% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(e)	4,543,051	4,539,908
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.37%, 03/13/2035(b)	1,647,256	1,733,517
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(i)	15,155,082	15,573,014
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(i)	1,713,570	1,713,020
Series 2016-SH2, Class M2, 3.75%, 12/25/2045(b)(i)	5,610,913	5,820,200
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(i)	2,783,020	2,823,160
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class B, 4.29%, 09/10/2045(b)	1,300,000	1,317,250
Series 2013-GC11, Class D, 4.56%, 04/10/2023(b)(i)	752,554	728,234
Series 2014-GC23, Class B, 4.18%, 07/10/2047(i)	2,816,000	3,031,823
Series 2015-GC27, Class A5, 3.14%, 02/10/2048	1,233,335	1,326,982
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 2.48%, 08/25/2034(i)	208,637	203,086
Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(i)	9,004,764	9,201,682
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

COLT Mortgage Loan Trust,
Class 2020-1, Class A2, 2.69%, 02/25/2050(b)(i)	$5,385,872	$5,478,112
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(i)	10,409,854	10,547,422
Series 2020-1R, Class A1, 1.26%, 09/25/2065(b)(i)	6,823,767	6,843,601
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(i)	7,938,292	8,058,361
Commercial Mortgage Trust,
Series 2013-SFS, Class A1, 1.87%, 04/12/2035(b)	229,909	228,081
Series 2015-CR25, Class B, 4.69%, 08/10/2048(i)	5,267,000	5,782,071
Series 2016-GCT, Class B, 3.09%, 08/10/2029(b)	4,595,000	4,616,581
Series 2016-GCT, Class C, 3.58%, 08/10/2029(b)(i)	2,115,000	2,124,215
Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	266,470	206,367
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.70%, 04/25/2065(b)(j)	13,740,661	13,829,734
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A4, 3.72%, 08/15/2048	1,125,283	1,247,560
Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	24,190,849
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 3.48%, 06/25/2034(i)	909,645	936,214
CSWF, Series 2018-TOP, Class B, 1.44% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(e)	10,255,200	9,959,500
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	10,082,375	10,954,743
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	10,650,188	11,287,537
DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.77%, 11/10/2046(b)(i)	638,333	638,213
Deephaven Residential Mortgage Trust,
Series 2017-2A, Class A2, 2.61%, 06/25/2047(b)(i)	254,420	254,941
Series 2017-2A, Class A3, 2.71%, 06/25/2047(b)(i)	275,115	275,389
Series 2017-3A, Class A1, 2.58%, 10/25/2047(b)(i)	1,774,148	1,799,226
Series 2017-3A, Class A2, 2.71%, 10/25/2047(b)(i)	492,878	499,709
Series 2018-1A, Class A1, 2.98%, 12/25/2057(b)(i)	3,487,524	3,500,878
Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(i)	6,156,199	6,270,644
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.25%, 06/27/2037(b)(i)	5,274,789	5,246,329
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	19,168,380	20,431,879
Principal Amount		Value

DT Auto Owner Trust,
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	$7,360,000	$7,509,641
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	10,579,000	10,892,792
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(i)	10,147,527	10,417,689
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(i)	3,548,734	3,606,965
Galton Funding Mortgage Trust,
Series 2018-1, Class A43, 3.50%, 11/25/2057(b)(i)	1,663,064	1,679,701
Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(i)	6,392,636	6,534,510
GCAT Trust,
Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(j)	10,659,956	10,872,488
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(i)	5,900,978	6,066,601
Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(b)(j)	5,061,084	5,075,907
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.59%, 04/19/2036(i)	563,148	495,777
Goldentree Loan Management US CLO 2 Ltd., Series 2017-2A, Class A, 1.37% (3 mo. USD LIBOR + 1.15%), 11/28/2030(b)(e)	16,228,000	16,193,081
Golub Capital Partners CLO 35(B) Ltd., Class 2017-35A, Class AR, 1.41% (3 mo. USD LIBOR + 1.19%), 07/20/2029(b)(e)	20,000,000	19,986,088
Golub Capital Partners CLO 41(B) Ltd., Series 2019-41A, Class A, 1.59% (3 mo. USD LIBOR + 1.37%), 04/20/2029(b)(e)	30,760,000	30,766,478
GS Mortgage Securities Trust,
Series 2013-G1, Class A1, 2.06%, 04/10/2031(b)	386,421	389,571
Series 2013-GC14, Class B, 4.90%, 08/10/2046(b)(i)	4,973,000	5,361,759
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	8,325,000	9,286,907
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	9,381,138
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 3.64%, 09/25/2035(i)	175,954	176,504
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, 1.05% (1 mo. USD LIBOR + 0.90%), 06/20/2035(e)	19,726	19,102
Hertz Vehicle Financing II L.P., Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	4,007,724	4,015,099
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/2031(b)	9,500,000	9,056,918
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Home Partners of America Trust,
Series 2018-1, Class A, 1.04% (1 mo. USD LIBOR + 0.90%), 07/17/2037(b)(e)	$4,313,993	$4,336,192
Series 2018-1, Class B, 1.24% (1 mo. USD LIBOR + 1.10%), 07/17/2037(b)(e)	7,990,000	7,954,902
Series 2018-1, Class C, 1.39% (1 mo. USD LIBOR + 1.25%), 07/17/2037(b)(e)	3,610,000	3,604,352
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(b)(i)	9,253,850	9,361,805
ICG US CLO Ltd., Series 2016-1A, Class A1R, 1.35% (3 mo. USD LIBOR + 1.14%), 07/29/2028(b)(e)	10,611,278	10,606,246
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 0.84% (1 mo. USD LIBOR + 0.70%), 01/15/2033(b)(e)	15,995,000	15,877,069
Series 2018-STAY, Class B, 1.19% (1 mo. USD LIBOR + 1.05%), 01/15/2033(b)(e)	8,640,000	8,492,769
Invitation Homes Trust,
Series 2017-SFR2, Class A, 0.99% (1 mo. USD LIBOR + 0.85%), 12/17/2036(b)(e)	5,546,453	5,566,689
Series 2017-SFR2, Class B, 1.29% (1 mo. USD LIBOR + 1.15%), 12/17/2036(b)(e)	3,221,000	3,222,752
Series 2017-SFR2, Class C, 1.59% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(e)	6,188,000	6,204,823
Series 2017-SFR2, Class D, 1.94% (1 mo. USD LIBOR + 1.80%), 12/17/2036(b)(e)	4,699,105	4,718,507
Series 2018-SFR1, Class A, 0.84% (1 mo. USD LIBOR + 0.70%), 03/17/2037(b)(e)	28,047,070	27,881,104
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 3.61%, 07/30/2047(b)	5,552,844	5,571,139
Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	8,997,750	9,299,968
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class B, 3.81%, 12/15/2047(b)(i)	5,000,000	4,800,871
JP Morgan Mortgage Trust,
Series 2005-A3, Class 1A1, 2.49%, 06/25/2035(i)	360,112	375,247
Series 2005-A3, Class 6A5, 3.79%, 06/25/2035(i)	468,094	472,534
Series 2005-A5, Class 1A2, 2.93%, 08/25/2035(i)	296,427	306,524
Series 2007-A4, Class 3A1, 3.44%, 06/25/2037(i)	608,038	566,046
Series 20153, Class B2, 3.65%, 05/25/2045(b)(i)	7,823,035	8,092,020
Principal Amount		Value

JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class C, 5.05%, 01/15/2047(i)	$12,750,000	$12,979,949
Series 2015-C31, Class A3, 3.80%, 08/15/2048	1,064,445	1,193,691
Series 2016-C1, Class B, 4.89%, 03/15/2049(i)	5,083,000	5,662,285
Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	182,432	178,215
MAD Mortgage Trust, Series 2017-330M, Class A, 3.29%, 08/15/2034(b)(i)	11,633,000	12,076,973
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.61%, 11/25/2035(i)	693,576	688,499
Series 2005-A5, Class A9, 3.51%, 06/25/2035(i)	723,801	728,371
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.68%, 10/15/2048(i)	15,769,000	17,669,228
Morgan Stanley Capital I Trust,
Series 2014-150E, Class C, 4.44%, 09/09/2032(b)(i)	3,350,000	3,487,144
Series 2017-CLS, Class A, 0.84% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(e)	18,372,000	18,372,373
Series 2017-CLS, Class B, 0.99% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(e)	9,024,000	9,012,371
Series 2017-CLS, Class C, 1.14% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(e)	6,124,000	6,108,842
Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	20,508,368
Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	12,295,212
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	9,887,571	10,186,128
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	7,629,520	7,929,839
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class E, 3.92%, 11/15/2032(b)(i)	6,250,000	6,176,042
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.24% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(e)	10,478,000	10,436,411
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(i)	7,934,722	8,098,010
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)(i)	11,563,746	11,835,979
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(i)	4,195,502	4,364,770
OCP CLO Ltd., Series 2014-7A, Class A1RR, 1.34% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(e)	17,619,000	17,592,753
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.48% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(e)	$10,543,683	$10,571,122
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	21,801,000	23,307,519
PPM CLO 3 Ltd., Series 2019-3A, Class A, 1.62% (3 mo. USD LIBOR + 1.40%), 07/17/2030(b)(e)	9,626,000	9,634,718
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	14,115,000	14,359,610
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 0.69% (1 mo. USD LIBOR + 0.54%), 08/25/2031(e)	134,476	119,793
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 1.26% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(e)	11,823,244	11,766,652
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(i)	4,282,887	4,362,129
Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(i)	4,806,186	4,904,337
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(i)	879,186	896,033
Series 2013-4, Class A3, 1.55%, 04/25/2043(i)	419,354	420,196
Series 2013-7, Class A2, 3.00%, 06/25/2043(i)	716,228	729,294
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(i)	1,059,883	1,098,732
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	9,359,275	9,983,765
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2, 0.69% (1 mo. USD LIBOR + 0.54%), 05/25/2035(e)	41,645	36,856
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(i)	6,343,773	6,487,070
Starwood Waypoint Homes Trust, Series 2017-1, Class D, 2.09% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(e)	16,580,000	16,619,845
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A2, 2.72%, 09/25/2034(i)	490,660	498,926
Series 2004-8, Class 3A, 3.07%, 07/25/2034(i)	1,048,821	1,097,639
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	168,649	169,192
Taconic Park CLO Ltd., Series 2016-1A, Class A1R, 1.22% (3 mo. USD LIBOR + 1.00%), 01/20/2029(b)(e)	16,923,000	16,836,904
Principal Amount		Value

Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, 1.15% (1 mo. USD LIBOR + 1.00%), 12/25/2033(e)	$362,848	$362,271
Series 2005-1, Class A3, 3.63%, 04/25/2045(i)	683,016	686,074
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.50% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(e)	9,701,000	9,686,579
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(i)	3,042,749	3,113,989
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	13,660,000	13,732,604
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	19,151,360
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4, 3.09%, 08/10/2049	256,505	265,362
Series 2012-C4, Class A5, 2.85%, 12/10/2045	532,433	551,591
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, 6.25%, 01/10/2045(b)(i)	4,500,000	4,368,150
Verus Securitization Trust,
Series 2018-3, Class A1, 4.11%, 10/25/2058(b)(i)	2,727,148	2,806,022
Series 2019-1, Class A1, 3.84%, 02/25/2059(b)(i)	9,164,404	9,248,066
Series 2019-2, Class A1, 3.21%, 05/25/2059(b)(i)	3,828,103	3,880,808
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(j)	13,430,958	13,697,241
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(j)	3,561,752	3,634,131
Series 2020-INV1, Class A1, 1.98%, 03/25/2060(b)(i)	2,854,093	2,897,804
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	9,080,000	9,079,982
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2007-HY2, Class 2A2, 3.03%, 11/25/2036(i)	354,846	330,735
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 3.09%, 08/25/2035(i)	187,109	189,240
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	10,940,625	11,630,978
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	5,376,250	5,761,321
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value

WFRBS Commercial Mortgage Trust,
Series 2011-C5, Class B, 5.84%, 11/15/2044(b)(i)	$5,000,000	$5,103,366
Series 2012-C6, Class B, 4.70%, 04/15/2045	5,739,000	5,914,564
Series 2012-C9, Class D, 4.97%, 10/15/2022(b)(i)	568,832	520,713
Series 2013-C14, Class A5, 3.34%, 06/15/2046	1,485,143	1,571,426
Series 2013-C15, Class B, 4.64%, 08/15/2046(i)	3,800,000	3,446,984
Series 2013-C16, Class B, 5.18%, 09/15/2046(i)	3,127,000	3,009,630
Series 2014-C23, Class B, 4.53%, 10/15/2057(i)	4,693,000	5,094,810
Total Asset-Backed Securities (Cost $1,140,722,680)		1,160,138,908
U.S. Government Sponsored Agency Mortgage-Backed Securities–14.62%
Collateralized Mortgage Obligations–1.09%
Fannie Mae REMICs,
IO, 7.00%, 05/25/2033(k)	5,947	950
6.00%, 07/25/2033(k)	4,508	853
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K038, Class X1, 1.27%, 03/25/2024(i)	23,368,183	724,365
Series K730, Class AM, 3.59%, 01/25/2025(i)	7,859,000	8,730,090
Series K062, Class A1, 3.03%, 09/25/2026	8,618,735	9,243,734
Series K083, Class AM, 4.03%, 10/25/2028(i)	4,736,000	5,713,673
Series K085, Class AM, 4.06%, 10/25/2028(i)	4,736,000	5,746,868
Series K089, Class AM, 3.63%, 01/25/2029(i)	8,018,000	9,477,509
Series K088, Class AM, 3.76%, 01/25/2029(i)	18,944,000	22,567,195
Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A1, 3.50%, 05/25/2047	253,165	253,373
		62,458,610
Federal Home Loan Mortgage Corp. (FHLMC)–0.53%
7.00%, 07/01/2022 to 10/01/2034	571,915	659,636
3.50%, 08/01/2026	372,104	394,135
6.00%, 03/01/2029 to 02/01/2034	262,233	295,121
7.50%, 05/01/2030 to 05/01/2035	456,443	528,364
8.50%, 08/01/2031	28,092	33,999
3.00%, 02/01/2032	1,868,322	1,999,137
6.50%, 07/01/2032 to 09/01/2036	177,449	202,113
8.00%, 08/01/2032	23,869	28,569
5.50%, 01/01/2034 to 07/01/2040	1,335,982	1,540,317
5.00%, 07/01/2034 to 06/01/2040	1,752,851	2,025,083
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
4.50%, 02/01/2040 to 10/01/2046	$19,808,394	$22,227,264
ARM,
4.05% (1 yr. USD LIBOR + 2.05%), 12/01/2036(e)	54,646	58,182
4.13% (1 yr. USD LIBOR + 2.14%), 02/01/2037(e)	12,263	13,128
2.98% (1 yr. USD LIBOR + 1.88%), 05/01/2037(e)	63,035	66,712
		30,071,760
Federal National Mortgage Association (FNMA)–4.86%
5.50%, 03/01/2021 to 06/01/2040	876,055	1,005,939
7.50%, 03/01/2021 to 08/01/2037	567,748	676,242
6.00%, 03/01/2022 to 10/01/2039	14,390	16,306
6.50%, 07/01/2028 to 01/01/2037	68,886	78,474
7.00%, 07/01/2029 to 02/01/2034	315,623	354,247
9.50%, 04/01/2030	4,268	4,796
3.50%, 12/01/2030 to 05/01/2047	57,296,878	61,901,176
8.50%, 10/01/2032	44,821	55,262
8.00%, 04/01/2033	44,941	55,257
5.00%, 12/01/2039	455,656	529,866
3.00%, 08/01/2043	3,099,784	3,345,044
4.50%, 10/01/2048 to 12/01/2048	34,380,050	37,310,962
4.00%, 12/01/2048	39,245,673	42,642,588
ARM,
2.90% (1 yr. U.S. Treasury Yield Curve Rate + 2.18%), 05/01/2035(e)	108,678	114,383
3.66% (1 yr. USD LIBOR + 1.67%), 01/01/2037(e)	44,708	46,874
3.35% (1 yr. USD LIBOR + 1.72%), 03/01/2038(e)	32,370	34,108
TBA 3.00%, 12/01/2035 to 12/01/2050(l)	123,300,000	128,879,915
		277,051,439
Government National Mortgage Association (GNMA)–1.22%
7.50%, 06/15/2023 to 05/15/2032	6,521	6,767
9.00%, 09/15/2024	3,719	3,736
8.00%, 08/15/2025 to 09/15/2026	16,965	17,468
6.56%, 01/15/2027	95,719	106,175
7.00%, 10/15/2028 to 09/15/2032	149,566	170,171
6.00%, 11/15/2028 to 02/15/2033	45,679	52,935
6.50%, 01/15/2029 to 09/15/2034	71,980	80,355
5.50%, 06/15/2035	45,493	53,429
5.00%, 07/15/2035 to 08/15/2035	50,565	55,724
4.00%, 03/20/2048	6,940,144	7,437,485
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Government National Mortgage Association (GNMA)– (continued)
ARM,
3.00%,(1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 01/20/2025 to 06/20/2025(e)	$18,311	$18,796
2.88% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 05/20/2025(e)	5,178	5,347
TBA, 3.00%, 12/01/2050(l)	59,000,000	61,587,011
		69,595,399
Uniform Mortgage-Backed Securities–6.92%
TBA,
2.00%, 01/01/2036 to 01/01/2051(l)	291,249,912	302,418,418
2.50%, 01/01/2051(l)	88,000,000	92,041,184
		394,459,602
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $818,683,205)		833,636,810
U.S. Treasury Securities–11.21%
U.S. Treasury Bills–0.56%
0.09% - 0.12%, 02/04/2021(m)(n)	31,790,000	31,785,973
U.S. Treasury Bonds–1.85%
1.38%, 11/15/2040	5,534,200	5,537,659
1.38%, 08/15/2050	105,148,700	99,932,338
		105,469,997
U.S. Treasury Notes–8.80%
0.25%, 11/15/2023	11,942,300	11,964,225
0.38%, 11/30/2025	233,329,400	233,466,117
0.63%, 11/30/2027	45,568,500	45,586,300
0.88%, 11/15/2030	210,370,500	210,879,992
		501,896,634
Total U.S. Treasury Securities (Cost $636,404,656)		639,152,604

Agency Credit Risk Transfer Notes–1.08%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04, Class 2M2, 3.00% (1 mo. USD LIBOR + 2.85%), 11/25/2029(e)	9,521,998	9,601,308
Series 2018-C05, Class 1M2, 2.50% (1 mo. USD LIBOR + 2.35%), 01/25/2031(e)	3,817,858	3,808,778
Series 2019-R03, Class 1M2, 2.30% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(e)	5,638,617	5,626,349
Series 2019-R06, Class 2M2, 2.25% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(e)	8,212,777	8,214,969
	Principal Amount		Value

Freddie Mac
Series 2016-DNA4, Class M3, STACR®, 3.95% (1 mo. USD LIBOR + 3.80%), 03/25/2029(e)		$2,870,397	$2,991,595
Series 2016-HQA4, Class M3, STACR®, 4.05% (1 mo. USD LIBOR + 3.90%), 04/25/2029(e)		5,874,451	6,105,289
Series 2017-HQA2, Class M2, STACR®, 2.80% (1 mo. USD LIBOR + 2.65%), 12/25/2029(e)		8,374,511	8,407,965
Series 2020-DNA5, Class M2, STACR®, 2.89% (SOFR + 2.80%), 10/25/2050(b)(e)		12,216,000	12,360,055
Series 2020-DNA5, Class M1, STACR®, 1.39% (SOFR + 1.30%), 10/25/2050(b)(e)		4,595,000	4,615,630
Total Agency Credit Risk Transfer Notes (Cost $62,058,388)			61,731,938
	Shares
Preferred Stocks–0.84%
Diversified Banks–0.70%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.		1,100	1,631,432
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.		27,407	38,506,835
			40,138,267
Investment Banking & Brokerage–0.13%
Morgan Stanley, 6.88%, Series F, Pfd.(c)		249,737	7,102,521
Regional Banks–0.01%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.(c)		24,592	650,950
Total Preferred Stocks (Cost $44,018,461)			47,891,738
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.71%(o)
Brewers–0.03%
Molson Coors International L.P., Series MPLE, 3.44%, 07/15/2026	CAD	1,799,000	1,488,916
Diversified Banks–0.05%
HSBC Holdings PLC (United Kingdom), Series MPLE, 3.20%, 12/05/2023	CAD	3,598,000	2,952,565
Integrated Telecommunication Services–0.28%
AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD	4,497,000	4,156,860
AT&T, Inc., Series B, 2.88%(c)(d)	EUR	9,700,000	11,514,706
			15,671,566
Movies & Entertainment–0.16%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	6,750,000	9,345,052
Sovereign Debt–0.14%
Latvia Government International Bond (Latvia), 1.88%, 02/19/2049(b)	EUR	100,000	164,474
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount		Value
Sovereign Debt–(continued)
Mexico Government International Bond (Mexico), 2.88%, 04/08/2039	EUR	100,000	$127,041
Saudi Government International Bond (Saudi Arabia), 2.00%, 07/09/2039(b)	EUR	100,000	128,843
Serbia International Bond (Serbia), 1.50%, 06/26/2029(b)	EUR	105,000	126,893
Serbia International Bond (Serbia), 1.50%, 06/26/2029(b)	EUR	285,000	344,424
Ukraine Government International Bond (Ukraine), 6.75%, 06/20/2026(b)	EUR	385,000	495,621
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	6,000,000	6,700,229
			8,087,525
Steel–0.00%
Vale S.A. (Brazil), 3.75%, 01/10/2023	EUR	150,000	191,551
Technology Hardware, Storage & Peripherals–0.05%
Apple, Inc., Series MPLE, 2.51%, 08/19/2024	CAD	3,598,000	2,943,617
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $36,152,080)			40,680,792
Variable Rate Senior Loan Interests–0.32%
Diversified REITs–0.32%
Asterix, Inc. (Canada), Term Loan, 3.90%, 03/31/2023 (Cost $17,994,282)(p)(q)		$24,060,154	18,526,337

Municipal Obligations–0.15%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057		539,000	821,716
Maryland (State of) Health & Higher Educational Facilities Authority (University of MD Medical System),
Series 2020 D, Ref. RB, 3.05%, 07/01/2040		3,200,000	3,261,856
Series 2020 D, Ref. RB, 3.20%, 07/01/2050		4,355,000	4,413,357
Total Municipal Obligations (Cost $8,094,000)			8,496,929
	Shares
Exchange-Traded Funds–0.10%
Invesco Total Return Bond ETF (Cost $ 5,786,000)(r)		100,000	5,851,000
Shares		Value
Common Stocks & Other Equity Interests–0.00%
Auto Parts & Equipment–0.00%
Exide Technologies(p)(s)	14,555	$0
Oil & Gas Drilling–0.00%
Vantage Drilling International(s)	95	309
Paper Packaging–0.00%
Westrock Co.	65	2,743
Specialty Chemicals–0.00%
Ingevity Corp.(s)	10	666
Total Common Stocks & Other Equity Interests (Cost $16,587)		3,718
Money Market Funds–12.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(r)(t)	240,207,579	240,207,579
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(r)(t)	171,476,784	171,545,374
Invesco Treasury Portfolio, Institutional Class, 0.01%(r)(t)	274,522,947	274,522,947
Total Money Market Funds (Cost $686,293,342)		686,275,900

Options Purchased–0.09%
(Cost $5,723,339)(u)		5,169,083
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-109.70% (Cost $6,043,898,469)		6,255,415,259
Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.16%
Invesco Private Government Fund, 0.02%(r)(t)(v)	3,542,793	3,542,793
Invesco Private Prime Fund, 0.12%(r)(t)(v)	5,312,595	5,314,189
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,856,982)		8,856,982
TOTAL INVESTMENTS IN SECURITIES–109.86% (Cost $6,052,755,451)		6,264,272,241
OTHER ASSETS LESS LIABILITIES—(9.86)%		(562,438,052)
NET ASSETS–100.00%		$5,701,834,189
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CAD	– Canadian Dollar
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $2,079,599,079, which represented 36.47% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(f)	Restricted security. The aggregate value of these securities at period end was $7,501,391, which represented less than 1% of the Fund’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	All or a portion of this security was out on loan at November 30, 2020.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2020.
(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(m)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(q)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(r)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Invesco Total Return Bond ETF	$5,803,000	$-	$-	$48,000	$-	$5,851,000	$22,950
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	176,301,558	158,903,542	(94,997,521)	-	-	240,207,579	8,677
Invesco Liquid Assets Portfolio, Institutional Class	125,928,050	113,502,530	(67,855,372)	(19,351)	(10,483)	171,545,374	33,554
Invesco Treasury Portfolio, Institutional Class	201,487,495	181,604,047	(108,568,595)	-	-	274,522,947	8,173
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	18,131,283	(14,588,490)	-	-	3,542,793	243*
Invesco Private Prime Fund	-	17,497,297	(12,183,145)	-	37	5,314,189	894*
Total	$509,520,103	$489,638,699	$(298,193,123)	$28,649	$(10,446)	$700,983,882	$74,491

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(s)	Non-income producing security.
(t)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(u)	The table below details options purchased.
(v)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
Amazon.com, Inc.	Call	01/21/2022	5	$ 3,650.00		$ 1,825,000	$152,288
Apple, Inc.	Call	09/17/2021	500	145.00		7,250,000	342,500
Microsoft Corp.	Call	09/17/2021	90	245.00		2,205,000	95,175
Total Open Exchange-Traded Equity Options Purchased			595				$589,963

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	12/17/2021	182	$3,675.00		$66,885,000	$4,579,120

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	5,459	March-2021	$1,205,628,677	$415,725	$415,725
U.S. Treasury 5 Year Notes	3,307	March-2021	416,785,344	432,981	432,981
U.S. Treasury Long Bonds	407	March-2021	71,186,844	(39,039)	(39,039)
Subtotal—Long Futures Contracts				809,667	809,667
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	2,624	March-2021	(362,563,000)	(805,061)	(805,061)
U.S. Treasury 10 Year Ultra Notes	2,154	March-2021	(338,447,250)	(1,384,473)	(1,384,473)
U.S. Treasury Ultra Bonds	443	March-2021	(95,701,844)	(309,007)	(309,007)
Subtotal—Short Futures Contracts				(2,498,541)	(2,498,541)
Total Futures Contracts				$(1,688,874)	$(1,688,874)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/17/2021	Bank of America, N.A.	CAD	53,014,000	USD	40,372,394	$(465,137)
02/17/2021	Canadian Imperial Bank of Commerce	EUR	28,300,000	USD	33,534,325	(295,254)
02/17/2021	Citibank, N.A.	EUR	233,000	USD	276,002	(2,525)
Total Forward Foreign Currency Contracts						$(762,916)

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00%	Quarterly	12/20/2025	3.041%	USD	90,275,800	$3,499,911	$8,121,482	$4,621,571
Total Centrally Cleared Credit Default Swap Agreements								$3,499,911	$8,121,482	$4,621,571

(a)	Implied credit spreads represent the current level, as of November 30, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,747,859,502	$—	$2,747,859,502
Asset-Backed Securities	—	1,160,138,908	—	1,160,138,908
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	833,636,810	—	833,636,810
U.S. Treasury Securities	—	639,152,604	—	639,152,604
Agency Credit Risk Transfer Notes	—	61,731,938	—	61,731,938
Preferred Stocks	47,891,738	—	—	47,891,738
Non-U.S. Dollar Denominated Bonds & Notes	—	40,680,792	—	40,680,792
Variable Rate Senior Loan Interests	—	—	18,526,337	18,526,337
Municipal Obligations	—	8,496,929	—	8,496,929
Exchange-Traded Funds	5,851,000	—	—	5,851,000
Common Stocks & Other Equity Interests	3,718	—	—	3,718
Money Market Funds	686,275,900	8,856,982	—	695,132,882
Options Purchased	5,169,083	—	—	5,169,083
Total Investments in Securities	745,191,439	5,500,554,465	18,526,337	6,264,272,241
Other Investments - Assets*
Investments Matured	—	47,856	—	47,856
Futures Contracts	848,706	—	—	848,706
Swap Agreements	—	4,621,571	—	4,621,571
	848,706	4,669,427	—	5,518,133
Other Investments - Liabilities*
Futures Contracts	(2,537,580)	—	—	(2,537,580)
Forward Foreign Currency Contracts	—	(762,916)	—	(762,916)
	(2,537,580)	(762,916)	—	(3,300,496)
Total Other Investments	(1,688,874)	3,906,511	—	2,217,637
Total Investments	$743,502,565	$5,504,460,976	$18,526,337	$6,266,489,878

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Core Plus Bond Fund